GOODWILL - Cash Generating Units (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	$ 8,789	$ 8,979	$ 6,634
North American rail operation
Disclosure of information for cash-generating units [line items]
Goodwill	2,094	2,105
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Goodwill	1,984	2,125
North American residential energy infrastructure operation
Disclosure of information for cash-generating units [line items]
Goodwill	1,463	1,356
Western Canadian natural gas gathering and processing operation
Disclosure of information for cash-generating units [line items]
Goodwill	710	762
Colombian natural gas distribution operation
Disclosure of information for cash-generating units [line items]
Goodwill	367	433
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Goodwill	488	456
U.S. data center operation
Disclosure of information for cash-generating units [line items]
Goodwill	503	503
U.K. telecom towers operation
Disclosure of information for cash-generating units [line items]
Goodwill	332	341
Other
Disclosure of information for cash-generating units [line items]
Goodwill	$ 848	$ 898